We are most pleased to submit our Semi-Annual Report for the six-month period ended March 31, 1998. Net assets rose to $12.00 per share, up from $11.79 at the end of our fiscal year on September 30, 1997. Total net assets were $2,467,216,477 up also from the September 30, 1997 figure of $2,074,181,767. Our trailing one-, five-, and ten-year average annual total return figures are 16.57%,14.46% and 11.90%, respectively, to March 31, 1998. We are pleased to note the five-year total return, a reasonably sufficient testing period, has placed us at the top of our peer group in the ratings of some national magazines.

   Our expense ratio continues to decline, partly as a function of the Trust's growth in net assets. The ratio is currently running at .63%, well below the average for other comparable funds. Another item of expense, turnover ratio, does not show up in our income statement but is, in fact, a cost. For the semi-annual period our turnover ratio was less than one third of our peer group's average of 106%.

   In our past report we alluded to the size of the domestic high yield market. Worldwide this figure is now approaching $1 trillion by some estimates, with nearly 1,000 issuers. This, coupled with the new issues that are constantly coming to market, affords us a very large marketplace from which to pick and choose.

   The key thing for us to do is to select carefully and, hopefully, wisely from among all these possibilities. We will endeavor to do this in our continuing effort to try to produce a superior total return for our shareholders.


                                    Respectfully submitted,




                                    Ernest E. Monrad


                                    Chairman of the Trustees


                                                          Distribution Per Share
Fiscal            At End of Fiscal Year                  During Fiscal Year  Average
------------------------------------------------------------------------------------------------------------------------------------
Year    Approximate         FullNet Asset          Total     From      From  Monthly
Ended     Number of       Shares    Value            Net      Net  RealizedNet Asset
Sept. 30Shareholders OutstandingPer Share         Assets   Income      Gain    Value
------------------------------------------------------------------------------------------------------------------------------------
1950(a)          67       27,685   $10.12      $ 280,172    $0.22   $0.0000   $ 9.86
1951            113       51,070    11.09        566,238     0.60    0.2709    10.71
1952            159       78,519    11.33        889,359     0.61    0.2597    11.28
1953            193       96,413    10.83      1,044,115     0.65    0.1046    11.57
1954            290      131,031    14.17      1,855,734     0.61    0.2269    12.75
1955            366      159,278    16.93      2,695,322    0.675    0.3886    16.30
1956            417      168,256    16.87      2,837,437    0.745    0.3185    17.65
1957            437      180,360    14.57      2,626,103     0.76    1.2450    16.72
1958            505      210,929    16.55      3,489,777     0.76    0.6658    15.75
1959            694      259,709    16.77      4,354,809     0.76    1.6951    18.36
1960            884      316,915    15.73      4,986,360     0.79    0.5663    16.58
1961          1,156      391,126    17.23      6,739,320     0.80    0.8179    17.33
1962          1,508      492,454    16.48      8,111,024     0.80    0.4345    17.45
1963          2,142      676,976    17.80     12,046,866     0.80    0.4134    17.70
1964          2,800      981,037    18.48     18,122,167     0.83    0.4899    18.36
1965          3,380    1,238,570    18.46     22,855,525     0.84    0.4642    18.80
1966          3,678    1,445,424    16.03     23,163,540     0.86    0.4346    18.08
1967          3,773    1,644,607    17.31     28,454,561     0.90    0.3157    17.08
1968          3,932    1,954,413    17.74     34,657,130     0.94    0.4357    17.31
1969          4,396    2,225,423    15.30     34,032,661     0.99    0.4378    17.07
1970          5,066    2,618,638    14.15     37,049,008    1.035    0.0000    14.57
1971          5,574    3,174,649    15.23     48,329,677     1.10    0.0000    15.04
1972          6,276    3,924,201    15.75     61,787,749     1.15    0.0000    15.74
1973          7,269    4,541,622    15.18     68,896,938     1.14    0.0000    15.62
1974          7,380    4,735,497    12.35     58,446,955     1.16    0.0000    13.95
1975          8,354    5,995,696    13.04     78,126,666     1.21    0.0000    13.10
1976         10,023    8,067,930    14.57    117,514,100     1.25    0.0000    14.02
1977         12,871   10,781,998    14.93    160,882,937     1.28    0.0000    14.96
1978         13,717   11,838,531    14.03    166,015,297     1.28    0.0000    14.34
1979         13,924   12,463,013    13.01    162,045,583    1.285    0.0000    13.89
1980         13,086   12,405,590    11.26    139,586,138     1.34    0.0000    11.78
1981         11,828   12,249,619     9.38    114,852,760    1.395    0.0000    10.35
1982         12,792   13,360,184    10.88    145,243,484     1.41    0.0000    10.01
1983         13,027   14,361,773    11.83    169,821,605     1.44    0.0000    11.96
1984         11,634   15,324,746    10.98    168,229,381     1.46    0.0000    10.34
1985         11,991   17,887,582    12.19    217,989,344     1.46    0.0000    11.77
1986         14,431   23,037,102    13.60    313,197,229     1.46    0.0000    13.17
1987         17,532   26,987,069    12.89    347,841,198     1.46    0.0000    13.63
1988         19,107   33,268,240    12.16    404,218,905     1.94    0.0000    12.13
1989         18,749   34,498,332    11.18    385,389,718     1.54    0.0000    11.64
1990         16,895   31,459,941     8.81    277,133,819     1.43    0.0000     9.78
1991         15,747   35,220,038     8.83    310,667,350     1.34    0.0000     8.36
1992         15,918   47,684,814     9.50    452,773,909     1.15    0.0000     9.22
1993         16,209   47,797,167     9.94    474,975,825     1.02    0.0000     9.68
1994         17,460   58,148,389    10.02    582,093,443     0.99    0.0000    10.27
1995         20,644   77,209,155    10.33    797,559,000     0.96    0.0000    10.01
1996         24,631  110,229,375    10.90  1,200,483,907     0.99    0.0000    10.46
1997         34,213  175,955,357    11.79  2,074,181,767     1.00    0.0000    11.32
1998(b)      37,858  205,611,883    12.00  2,467,216,477     0.48    0.0000    11.77
(a) From March 1, 1950, date of organization of the Trust.  The shares were initially sold on March 1,1950 at a net asset value of $10.00 per share.
(b) Six months ended March 31, 1998.

Average Annual Total Return (unaudited):
     One year ended March 31, 1998..........................................16.57%
     Five years ended March 31, 1998...... .................................14.46%
     Ten years ended March 31, 1998......   ................................11.90%
Yield calculated as of March 31, 1998 (unaudited):..........................7.93%

                                                          Market Value  Net Assets% of
------------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds
    Advertising                                              $7,350,000          .30%
    Apparel                                                  23,562,005          .96%
    Automobile &Truck                                        33,080,020         1.34%
    Building &Construction                                  123,768,514         5.02%
    Chemicals                                               198,834,249         8.06%
    Clothing                                                 15,904,688          .64%
    Computer Software & Service                              14,235,000          .58%
    Conglomerate                                             23,968,529          .97%
    Electrical Equipment                                      8,855,600          .36%
    Energy/Natural Resources                                 33,120,585         1.34%
    Entertainment                                            21,073,438          .85%
    Fast Food Service                                         2,312,500          .09%
    Food &Beverage                                           96,281,125         3.90%
    Food Processing                                          15,840,000          .64%
    Food Service                                             19,611,250          .79%
    Furniture                                                22,100,000          .90%
    Gaming                                                  352,249,475        14.28%
    Grocery Stores                                          111,790,575         4.53%
    Metals & Mining                                          42,693,163         1.73%
    Office Equipment                                         15,805,350          .64%
    Oil & Gas Exploration                                    10,825,000          .44%
    Packaging & Container                                   219,664,604         8.90%
    Paper &Forest Products                                   53,362,380         2.16%
    Petroleum & Drilling                                     18,643,850          .76%
    Publishing & Printing                                    26,525,100         1.08%
    Real Estate                                              56,362,900         2.28%
    Recreation                                               27,457,500         1.11%
    Retail                                                   22,348,088          .91%
    Retail Food Chains                                      164,971,894         6.69%
    Steel                                                    83,225,000         3.37%
    Textile                                                   5,106,250          .21%
    Transportation                                           27,548,538         1.12%
    Miscellaneous                                            46,222,538         1.87%
---------------------------------------------------------------------------------------

    Total Corporate Bonds                                 1,944,699,708        78.82%
    Total Foreign Bonds                                      64,950,363         2.63%
    Total Common Stocks                                     320,889,170        13.01%
    Total Preferred Stocks                                  119,341,145         4.84%
    Total Warrants                                           15,030,411          .61%
    Total Repurchase Agreement                                8,506,994          .34%
    Total Investments                                     2,473,417,791       100.25%
    Cash &Receivables                                        55,495,753         2.25%
    Total Assets                                          2,528,913,544       102.50%
    Less Liabilities                                       (61,697,067)       (2.50%)
=======================================================================================
    Net Assets                                          $2,467,216,477        100.0%
=======================================================================================

Corporate Bonds
                                  Market Value
Name of Issuer                                                   Principal   (Note B)

---------------------------------------------------------------------------------------
Advertising --.30%
---------------------------------------------------------------------------------------
     Outdoor Communications Senior Sub. Notes, 9.25%, 8/15/07.  7,000,000 $ 7,350,000


Apparel --.96%
------------------------------------------------------------------------------------------------------------------------------------
     Ann Taylor, Inc. Sub. Notes, 8.75%, 6/15/00..............  2,000,000   2,015,000
     JPStevens Debentures, 9%, 3/01/17^....................... 12,037,000  12,458,295
     Samsonite Corp. Senior Sub. Notes, 11.125%, 7/15/05......  2,667,000   3,013,710
     United States Leather, Inc. Senior Notes, 10.25%, 7/31/03 13,500,000   6,075,000
------------------------------------------------------------------------------------------------------------------------------------
                                                                           23,562,005


Automobile &Truck -- 1.34%
------------------------------------------------------------------------------------------------------------------------------------
     Lear Seating Co. Sub. Notes, 8.25%, 2/01/02 ............. 31,802,000  32,120,020
     Speedy Muffler King, Inc. Senior Notes, 10.875%, 10/01/06  1,500,000     960,000
------------------------------------------------------------------------------------------------------------------------------------
                                                                           33,080,020


Building & Construction -- 5.02%
------------------------------------------------------------------------------------------------------------------------------------
     Aluma Enterprises, Inc., 7.50%, 12/31/01.................  4,832,060   3,865,648
     American Standard Sen. Sub. Deb., 0/10.50%, 6/01/05#..... 70,000,000  72,100,000
     American Standard Senior Notes, 10.875%, 5/15/99......... 30,000,000  31,050,000
     Associated Materials Senior Sub. Notes, 9.25%, 3/01/08...  4,000,000   4,140,000
     Nortek, Inc. Senior Sub. Notes, 9.875%, 3/01/04..........  5,950,000   6,188,000
     Nualt Enterprises, Inc., 0/6%,12/31/04#..................  8,031,082   6,424,866
------------------------------------------------------------------------------------------------------------------------------------
                                                                          123,768,514


Chemicals-- 8.06%
------------------------------------------------------------------------------------------------------------------------------------
     Harris Chemical Corp. Senior Disc. Notes, 10.25%, 7/15/01  2,660,000   2,779,700
     Harris Chemical Corp. Sen. Sub. Notes, 10.75%, 10/15/03..  2,190,000   2,321,400
     Huntsman Corp. Sen. Sub. FRN, Libor + .325%, 7/01/07..... 39,500,000  40,092,500
     Huntsman Polymer Corp. Senior Notes, 11.75%, 12/01/04.... 14,000,000  15,662,500
     Indspec Chemical Corp. Sen. Sub. Notes, 0/11.5%,12/01/03#^15,869,000  16,087,199
     LaRoche Ind. Sen. Sub. Notes, 9.50%, 9/15/07............. 18,000,000  17,820,000
     NL Industries Senior Disc. Notes, 0/13%, 10/15/05#^...... 17,460,000  17,852,850
     PCI(Pioneer) Canada, Inc. Senior Notes, 9.25%, 10/15/07..  4,000,000   4,030,000
     Pioneer Americas Acq. Senior Notes, 9.25%, 6/15/07....... 12,500,000  12,781,250
     Sterling Chemical, Inc. Senior Sub. Notes, 11.75%, 8/15/06 6,500,000   6,727,500
     Sterling Chemical, Inc. Senior Sub. Notes, 11.25%,4/01/07 27,025,000  27,565,500
     Sterling Chemical Hold. Sen. Disc. Nts.,0/13.50%,8/15/08# 18,980,000  11,293,100
     UCC Investors Holding Disc. Notes, 0/12%, 5/01/05#....... 17,650,000  17,473,500
     Uniroyal Technology Senior Notes, 11.75%, 6/01/03........  6,045,000   6,347,250
------------------------------------------------------------------------------------------------------------------------------------
                                                                           198,834,249

Clothing -- .64%
------------------------------------------------------------------------------------------------------------------------------------
     Westpoint Stevens Senior Notes, 8.75%, 12/15/01              350,000     364,000
     Westpoint Stevens Senior Sub. Deb., 9.375%, 12/15/05      14,675,000  15,540,688
------------------------------------------------------------------------------------------------------------------------------------
                                                                           15,904,688



Corporate Bonds--continued                                                Market Value
Name of Issuer                                                  Principal    (Note B)
------------------------------------------------------------------------------------------------------------------------------------
Computer Software & Service -- .58%
------------------------------------------------------------------------------------------------------------------------------------
     Unisys Corp. Senior Deb. Notes, 9.75%, 9/15/16             5,000,000 $ 5,175,000
     Unisys Corp. Senior Notes, 12%, 4/15/03                    8,000,000   9,060,000
------------------------------------------------------------------------------------------------------------------------------------
                                                                           14,235,000


Conglomerate -- .97%
------------------------------------------------------------------------------------------------------------------------------------
     Jordan Industries Senior Sub.Disc.Nts, 0/11.75%, 4/01/09# 21,616,713  13,618,529
     Jordan Industries Senior Notes, 10.375%, 8/01/07          10,000,000  10,350,000
------------------------------------------------------------------------------------------------------------------------------------
                                                                           23,968,529


Electrical Equipment -- .36%
------------------------------------------------------------------------------------------------------------------------------------
     Essex Group Senior Notes, 10%, 5/01/03^                    8,515,000   8,855,600


Energy/Natural Resources -- 1.34%
------------------------------------------------------------------------------------------------------------------------------------
     California Energy Disc. Notes, 10.25%, 1/15/04^           26,546,000  28,470,585
     Universal Compression Sen. Disc. Notes, 0/9.875%, 2/15/08# 7,500,000   4,650,000
------------------------------------------------------------------------------------------------------------------------------------
                                                                           33,120,585


Entertainment -- .85%
------------------------------------------------------------------------------------------------------------------------------------
     Marvel Holdings Sen. Sec. Disc. Notes Series B,0%,4/15/98^ 5,000,000     200,000
     Premier Parks Corp. Senior Notes, 12%, 8/15/03             6,075,000   7,459,313
     Premier Parks Corp. Senior Notes, 9.25%, 4/01/06           3,000,000   3,063,750
     Premier Parks Corp. Senior Disc. Notes, 0/10%, 4/01/08#    3,250,000   2,071,875
     Six Flags Entertainment Senior Notes, 8.875%, 4/01/06      3,000,000   3,056,250
     Telemundo Group, Inc. Senior Disc. Notes, 10.50%, 2/15/06  4,950,000   5,222,250
------------------------------------------------------------------------------------------------------------------------------------
                                                                           21,073,438


Fast Food Service -- .09%
------------------------------------------------------------------------------------------------------------------------------------
     Boston Chicken Convertible Notes, 0%, 6/01/15             18,500,000   2,312,500


Food & Beverage -- 3.90%
------------------------------------------------------------------------------------------------------------------------------------
     Envirodyne Industries, Inc. Sen. Notes, 10.25%,12/01/01^  20,395,000  20,293,025
     Great American Cookie Senior Sec. Notes, 10.875%, 1/15/01  3,500,000   3,622,500
     Specialty Foods Corp. Series B Sen. Nts., 11.125%,10/1/02 23,040,000  23,385,600
     Specialty Foods Corp. Senior Notes, 10.25%, 8/15/01       49,600,000  48,980,000
------------------------------------------------------------------------------------------------------------------------------------
                                                                           96,281,125


Food Processing -- .64%
------------------------------------------------------------------------------------------------------------------------------------
     Del Monte Foods Senior Discount Notes, 0/12.5%, 12/15/07# 24,000,000  15,840,000


Food Service -- .79%
------------------------------------------------------------------------------------------------------------------------------------
     B&GFoods Senior Sub. Notes, 9.625%, 8/01/07                7,000,000   7,131,250
     SC International Service, Inc. Sen. Sub. Notes, 9.25%, 9/01/07        12,000,000
     12,480,000
------------------------------------------------------------------------------------------------------------------------------------
                                                                           19,611,250


Furniture -- .90%
------------------------------------------------------------------------------------------------------------------------------------
     Lifestyle Furnish.Intl.Ltd Sen.Sub.Nts.,10.875%,8/01/06  20,000,000  22,100,000



Corporate Bonds--continued                                                Market Value
Name of Issuer                                                  Principal    (Note B)
------------------------------------------------------------------------------------------------------------------------------------
Gaming -- 14.28%
------------------------------------------------------------------------------------------------------------------------------------
     Aztar Corp. Senior Sub. Notes, 11%, 10/01/02              1,652,000  $ 1,705,690
     Aztar Corp. Senior Sub. Notes, 13.75%, 10/01/04^          21,548,000  24,834,070
     Boyd Gaming Senior Sub. Notes, 9.50%, 7/15/07             45,000,000  47,925,000
     Coast Hotels &CasinoFirst Mortgage Notes, 13%, 12/15/02   10,000,000  11,625,000
     Eldorado Resorts Senior Sub. Notes, 10.5%, 8/15/06         1,500,000   1,665,000
     Fitzgeralds Gaming Corp. Sen.Sec.Nts,12.25%,12/15/04       5,000,000   5,050,000
     GBProperty Funding Corp. Mortgage Notes, 10.875%, 1/15/04 17,350,000  15,181,250
     Harrahs Operating, Inc. Senior Sub. Notes, 8.75%, 3/15/00 44,107,000  44,989,140
     Riviera Holdings Corp. First Mortgage Notes, 10%, 8/15/04 17,000,000  17,085,000
     Showboat, Inc. Senior Sub. Notes, 13%, 8/01/09               900,000   1,057,500
     Station Casinos Senior Sub. Notes Series A,9.625%,6/01/03 20,000,000  20,750,000
     Station Casinos Senior Sub. Notes Series B,9.625%,6/01/03  5,000,000   5,187,500
     Station Casinos Senior Sub. Notes, 10.125%, 3/15/06        6,100,000   6,786,250
     Trump Atlantic City First Mortgage Notes, 11.25%, 5/01/06 85,530,000  87,882,075
     Trump Plaza Funding First Mortgage Notes, 10.875%,6/15/01 13,000,000  13,773,500
     Las Vegas Sands/Venetian Mortgage, 12.25%, 11/15/04       34,000,000  35,190,000
     Las Vegas Sands/Venetian Sen.Sub.Nts.,10/14.25%,11/15/01# 12,500,000  11,562,500
------------------------------------------------------------------------------------------------------------------------------------
                                                                          352,249,475


Grocery Stores -- 4.53%
------------------------------------------------------------------------------------------------------------------------------------
     Fleming Co., Inc. Medium Term Notes, 9.24%, 2/28/00^       5,000,000   5,077,000
     Fleming Co., Inc. Med. Term Notes Series B, 8.74%, 9/19/0210,000,000  10,143,000
     Fleming Co., Inc. Med. Term Notes Series C, 6.04%, 7/19/00^5,000,000   4,763,000
     Fleming Co., Inc. Med. Term Notes, 5.77%, 8/06/98          3,000,000   2,974,500
     Fleming Co., Inc. Series B Sen. Sub. Nts, 10.50%,12/01/04 20,000,000  21,200,000
     Fleming Co., Inc. Series B Sen. Sub. Nts, 10.625%,7/31/07 18,000,000  19,170,000
     Grand Union Company Senior Notes, 12%, 9/01/04~^          18,500,000  10,406,250
     P&C Food Market Senior Notes, 11.5%, 10/15/01             17,590,000  15,655,100
     Penn Traffic Co. Senior Notes, 10.25%, 2/15/02            10,000,000   8,700,000
     Penn Traffic Co. Senior Notes, 11.50%, 4/15/06            15,620,000  13,696,725
     Victory Markets, Inc. Sub. Notes, 12.5%, 3/15/00~          2,000,000       5,000
------------------------------------------------------------------------------------------------------------------------------------
                                                                          111,790,575


Metals & Mining -- 1.73%
------------------------------------------------------------------------------------------------------------------------------------
     Armco, Inc. Senior Notes, 9.375%, 11/01/00                21,115,000  21,695,663
     Armco, Inc. Senior Notes, 9%, 9/15/07                      4,000,000   4,150,000
     Kaiser Aluminum Chemical Corp. Sub. Notes, 12.75%,2/01/03. 2,000,000   2,132,500
     Kaiser Aluminum Chemical Corp. Series B, 10.875%,10/15/06 13,500,000  14,715,000
------------------------------------------------------------------------------------------------------------------------------------
                                                                           42,693,163


Office Equipment -- .64%
------------------------------------------------------------------------------------------------------------------------------------
     Dictaphone Corp. Senior Sub. Notes, 11.75%, 8/01/05       15,345,000  15,805,350


Oil & Gas Exploration -- .44%
------------------------------------------------------------------------------------------------------------------------------------
     Santa Fe Energy Resources Senior Sub. Deb., 11%, 5/15/04^ 10,000,000  10,825,000



Corporate Bonds--continued                                                Market Value
Name of Issuer                                                  Principal    (Note B)
------------------------------------------------------------------------------------------------------------------------------------
Packaging & Container -- 8.90%
------------------------------------------------------------------------------------------------------------------------------------
     Florida Coast Paper Co. First Mortgage Notes, 12.75%, 6/01/03          7,000,000
     $ 7,490,000
     Four M Corp. Senior Notes, Series B, 12%, 6/01/06          1,500,000   1,595,625
     Gaylord Container Corp. Sen. Sub. Deb., 12.75%, 5/15/05   35,319,000  37,835,479
     Gaylord Container Corp. Sen. Notes, 9.75%, 6/15/07        19,000,000  19,380,000
     Gaylord Container Corp. Sen. Notes, 9.375%, 6/15/07       15,000,000  15,037,500
     Gaylord Container Corp. Sen. Sub. Notes, 9.875%, 2/15/08  30,000,000  29,775,000
     Huntsman Packaging Corp. Sen. Sub. Notes, 9.125%,10/01/07  4,500,000   4,590,000
     Packaging Resources, Inc. Senior Notes, 11.625%, 5/01/03   8,800,000   8,624,000
     Stone Container Corp. Senior Notes, 11.5%, 10/01/04       12,580,000  13,523,500
     Stone Container Corp. Conv. Sen. Sub. Notes,8.875%,7/15/00 3,000,000   3,600,000
     Stone Container Corp. Senior Notes, 12.58%, 8/01/16       43,100,000  46,763,500
     Stone Container Corp. Senior Sub. Notes, 12.25%, 4/01/02  10,000,000  10,250,000
     Stone Container Corp. Senior Notes, 11.5%, 8/15/06        20,000,000  21,200,000
------------------------------------------------------------------------------------------------------------------------------------
                                                                          219,664,604


Paper & Forest Products -- 2.16%
------------------------------------------------------------------------------------------------------------------------------------
     MAXXAM Group, Inc. Sen. Sec. Disc. Notes, 12%,  8/01/03    7,000,000   7,673,750
     MAXXAM Group, Inc. Sen. Disc. Nts., 0/12.25%, 8/01/03#    30,000,000  30,600,000
     Repap New Brunswick Senior FRN, Libor +.325%, 7/15/00     15,000,000  14,850,000
     WTDIndustries, Inc. Senior Sub. Deb., 8%, 6/30/05            340,900     238,630
------------------------------------------------------------------------------------------------------------------------------------
                                                                           53,362,380


Petroleum & Drilling -- .76%
------------------------------------------------------------------------------------------------------------------------------------
     Harcor Energy, Inc. Senior Notes, 14.875%, 7/15/02         4,982,000   5,853,850
     Parker Drilling Company Senior Notes Ser. B,9.75%11/15/06  2,000,000   2,140,000
     Parker Drilling Company Notes Ser. C, 9.75%, 11/15/06     10,000,000  10,650,000
------------------------------------------------------------------------------------------------------------------------------------
                                                                           18,643,850


Publishing & Printing -- 1.08%
------------------------------------------------------------------------------------------------------------------------------------
     American Pad &Paper Senior Sub. Notes, 13%, 11/15/05      26,005,000  26,525,100


Real Estate -- 2.28%
------------------------------------------------------------------------------------------------------------------------------------
     Jamboree LLCClass A Senior Sub. Notes, 8.18%, 3/27/02      5,136,000   5,136,000
     Jamboree LLCClass B Senior Sec. Notes, 8.93%, 3/27/02 PIK  1,286,000   1,286,000
     Olympia & York Maiden Lane Sec. Notes, 10.375%, 12/31/95~ 19,535,000  14,455,900
     Rockefeller Center Properties Conv. Deb., 0%, 12/31/00    47,000,000  35,485,000
------------------------------------------------------------------------------------------------------------------------------------
                                                                           56,362,900


Recreation -- 1.11%
------------------------------------------------------------------------------------------------------------------------------------
     Genmar Holdings, Inc. Senior Sub. Notes, 13.5%, 7/15/01   18,000,000  18,000,000
     Outboard Marine Corp. Debentures, 9.125%, 4/15/17^         9,750,000   9,457,500
------------------------------------------------------------------------------------------------------------------------------------
                                                                           27,457,500

Corporate Bonds--continued                                                Market Value
Name of Issuer                                                  Principal    (Note B)
-----------------------------------------------------------------------------------------------------------------------------------
Retail -- .91%
------------------------------------------------------------------------------------------------------------------------------------
     Bradlees, Inc. Senior Sub. Notes, 11%, 8/01/02~            2,000,000  $  130,000
     Bradlees, Inc. Senior Sub. Notes, 9.25%, 3/01/03~         15,455,000     579,563
     Eyecare Centers of America, Inc. Senior Notes,12%,10/01/03 7,000,000   7,560,000
     Finlay Enterprises Senior Discount Deb., 0/12%, 5/01/05#^  8,000,000   8,020,000
     Orion Stores Secured Notes, 12.75%, 10/01/98               4,894,340   4,943,283
     Town & Country Corp. Senior Sub. Notes, 13%, 5/31/98~      7,434,949   1,115,242
------------------------------------------------------------------------------------------------------------------------------------
                                                                           22,348,088


Retail Food Chains -- 6.69%
------------------------------------------------------------------------------------------------------------------------------------
     Advantica Restaurant Group Senior Notes, 11.25%, 1/15/08  55,768,700  59,254,244
     American Restaurant Group Senior Sec. Notes 11.5%,2/15/03 15,500,000 15,538,750
     FRD Acquisition Senior Notes, 12.5%, 7/15/04              10,000,000  10,950,000
     Family Restaurants Senior Notes, 9.75%, 2/01/02           18,000,000  14,265,000
     Foodmaker, Inc. Senior Notes, 9.25%, 3/01/99              15,904,000  16,102,800
     Foodmaker, Inc. Senior Sub. Notes, 9.75%, 6/01/02         12,934,000  13,257,350
     Pathmark Stores Senior Sub. Notes, 9.625%, 5/01/03        23,000,000  22,885,000
     Planet Hollywood Senior Sub. Notes, 12%, 4/01/05          12,500,000  12,718,750
------------------------------------------------------------------------------------------------------------------------------------
                                                                          164,971,894


Steel -- 3.37%
------------------------------------------------------------------------------------------------------------------------------------
     AK Steel Corporation Senior Notes, 10.75%, 4/01/04^       35,500,000  37,985,000
     Acme Metal, Inc. Senior Notes, 10.875%, 12/15/07          20,000,000  20,700,000
     Inland Steel Co., 7.9%, 1/15/07                            6,500,000   6,565,000
     National Steel Corp., 8.375%, 8/01/06                      7,500,000   7,575,000
     Weirton Steel Senior Notes, 10.875%, 10/15/99             10,000,000  10,400,000
------------------------------------------------------------------------------------------------------------------------------------
                                                                           83,225,000


Textile -- .21%
------------------------------------------------------------------------------------------------------------------------------------
     Polymer Group Senior Sub. Notes, 8.75%, 3/01/08            5,000,000   5,106,250


Transportation -- 1.12%
------------------------------------------------------------------------------------------------------------------------------------
     Moran Transportation Co. Mortgage Notes, 11.75%, 7/15/04^  4,000,000   4,470,000
     U.S. Airways Senior Notes, 10%, 7/01/03                   21,834,000  23,078,538
------------------------------------------------------------------------------------------------------------------------------------
                                                                           27,548,538


Miscellaneous -- 1.87%
------------------------------------------------------------------------------------------------------------------------------------
     Hines Horticulture Senior Sub. Notes, 11.75%, 10/15/05     3,000,000   3,300,000
     Iron Mountain, Inc. Sen. Sub. Notes, 10.125%, 10/01/06     2,500,000   2,762,500
     JPS Capital Contingent Notes, 9/10/08                      3,785,976   3,255,938
     Mosler, Inc. Senior Notes, 11%, 4/15/03                   10,340,000   9,099,200
     Precise Technology, Inc. Senior Sub. Nts, 11.125% 6/15/07 7,500,000    7,518,750
     Specialty Equipment Senior Sub. Notes, 11.375%, 12/01/03  14,620,000  15,826,150
     Tokheim Corp. Senior Sub. Notes, 11.5%, 8/01/06            4,000,000   4,460,000
------------------------------------------------------------------------------------------------------------------------------------
                                                                           46,222,538
            Total Corporate Bonds--78.82% (cost--$1,935,882,861)           1,944,699,708
------------------------------------------------------------------------------------------------------------------------------------

Foreign Bonds -- 2.63%                                                    Market Value
Name of Issuer                                                  Principal    (Note B)
------------------------------------------------------------------------------------------------------------------------------------
     Argentina GlobalBonds, 9.75%, 9/19/27                     32,751,000  $32,341,613
     Republic of Brazil Discount FRN, Libor +.8125%, 4/15/24   33,000,000  32,608,750
------------------------------------------------------------------------------------------------------------------------------------
                  Total Foreign Bonds--2.63% (cost--$56,851,485)             64,950,363



Stocks --                                                        Number ofMarket Value
Name of Issuer                                                     Shares    (Note B)
------------------------------------------------------------------------------------------------------------------------------------
Common Stocks -- 13.01%
     Advantica Restaurant Group+                                1,217,762  11,416,519
     American Building Co.+                                         8,807     265,311
     Bankers Trust NY^                                            350,000  42,109,375
     Chase Manhattan Corp                                         225,000  30,346,875
     Chubb Corp.^                                                 500,000  39,187,500
     Citicorp                                                     100,000  14,200,000
     Crompton &Knowles Corp.                                      119,324   3,452,938
     Darling International, Inc.+                                 745,530   6,430,196
     Gaylord Container Corp.+.                                  1,243,799   9,250,755
     International Airline Support Group+                         224,540   2,385,738
     Jamboree Office REIT                                          50,307   4,276,094
     J P Morgan & Co.^                                            200,000  26,862,500
     JPS Capital                                                1,038,823  13,569,625
     Leucadia National Corp+                                      242,608   9,552,690
     Little Switzerland, Inc.+                                    273,659   2,103,754
     MAXXAM, Inc.+                                                200,000  12,250,000
     NL Industries+                                             1,000,000  17,437,500
     Specialty Equipment Co. +                                    400,000   8,150,000
     Telemundo Group, Inc.+.                                      244,660  10,245,138
     Town & Country Corp. Class A~                              1,079,455           0
     Walter Industries, Inc.+                                     536,183  11,460,912
     WPS Investors LP+@                                           200,000   9,582,000
     WestPoint Stevens, Inc.+^                                  1,270,000  36,353,750
------------------------------------------------------------------------------------------------------------------------------------
               Total Common Stocks--13.01%  (cost--$193,668,245)            320,889,170
------------------------------------------------------------------------------------------------------------------------------------

Preferred Stocks--4.84% PIK
------------------------------------------------------------------------------------------------------------------------------------
     American Restaurant Group, 12%                                 3,500   3,552,500
     Time Warner, Inc. Series M, 10.25%                           103,614 115,788,645
     Town & Country Corp. Conv., 6%~                              299,537           0
------------------------------------------------------------------------------------------------------------------------------------
              Total Preferred Stocks--4.84% (cost--$116,062,277)            119,341,145
------------------------------------------------------------------------------------------------------------------------------------

Warrants--                                                Number of    Market Value
Name of Issuer                                            Shares or Units    (Note B)
------------------------------------------------------------------------------------------------------------------------------------
Warrants -- .61%+
------------------------------------------------------------------------------------------------------------------------------------
     Cookies USA, Inc.                                                630  $    6,300
     Eyecare Center Corp.                                           6,500       6,500
     Federated Dept. Stores C                                     225,869   6,239,631
     Federated Dept. Stores D                                     290,771   7,978,029
     Harcor Energy, Inc.                                           88,000      11,000
     Homeland Holding Corp.                                         6,687       1,672
     Wherehouse Entertainment A@                                   81,164     659,051
     Wherehouse Entertainment B@                                   14,091      69,046
     Wherehouse Entertainment C@                                   14,091      59,182
------------------------------------------------------------------------------------------------------------------------------------
                        Total Warrants--.61%  (cost--$5,058,905)             15,030,411


                                    Principal
Repurchase Agreement -- .34%
------------------------------------------------------------------------------------------------------------------------------------
     Investors Bank &Trust Repurchase Agreement, 5.43%, due 4/1/98         $8,506,994
------------------------------------------------------------------------------------------------------------------------------------
         Total Repurchase Agreement--.34% (cost--$8,506,994)**              8,506,994
------------------------------------------------------------------------------------------------------------------------------------

              Total Investments--100.25% (cost--$2,316,030,767)          $2,473,417,791

     ** Acquired on March 31, 1998. Collateralized by $8,935,445 of various U.S.Government mortgage-backed securities, due through 11/15/22. The maturity value is $8,508,278. As an operating policy, the Trust, through the custodian bank, secures receipt of adequate collateral supporting repurchase agreements.--(see Note G).



------------------------------------------------------------------------------------------------------------------------------------

PIK   Payment in Kind
~ Non-income producing security due to default or bankruptcy filing + Non-income producing security @ Securities valued in good faith (See Note B)
# Represents a zero coupon bond that converts to a fixed rate at a designated future date. The date shown on the schedule of investments represents the maturity date of the security and not the date of coupon conversion. ^ Pledged to collateralize short-term borrowings (See Note F)

Federal Tax Information:  At March 31, 1998, the aggregate cost of investment securities
for  income  tax  purposes  was  $2,316,793,480.   Net  unrealized  appreciation
aggregated  $156,624,311 of which $218,304,386 related to appreciated investment securities and $61,680,075 related to depreciated investment securities.


March 31, 1998
------------------------------------------------------------------------------------------------------------------------------------

Assets
------------------------------------------------------------------------------------------------------------------------------------

     Investments--at market value (cost $2,316,030,767)--Note B       $2,473,417,791
     Interest receivable                                                  49,652,628
     Receivable for shares of beneficial  interest sold                    5,148,099
     Receivable for dividends                                                695,026
------------------------------------------------------------------------------------------------------------------------------------
                  Total Assets                                         2,528,913,544
Liabilities
------------------------------------------------------------------------------------------------------------------------------------

     Payable for investments purchased                                    54,660,632
     Payable for shares of beneficial interest repurchased                 3,957,202
     Trustee fees payable--Note C                                           3,074,993
     Other payables                                                            4,240
------------------------------------------------------------------------------------------------------------------------------------
                  Total Liabilities                                       61,697,067
     Net Assets                                                       $2,467,216,477
====================================================================================================================================
     Net Assets Consist of -- Note B:
     Capital, at a $1.00 par value                                    $  205,611,883
     Paid-in surplus                                                   2,096,626,070
     Accumulated net realized gain on investments                          1,539,316
     Net unrealized appreciation of investments                          157,387,024
     Accumulated net investment income                                     6,052,184
------------------------------------------------------------------------------------------------------------------------------------
     Net Assets, for 205,611,883 shares outstanding                   $2,467,216,477
====================================================================================================================================
     Net Asset Value, offering price and redemption
        price per share ($2,467,216,477/205,611,883 shares)                   $12.00
====================================================================================================================================


Six Months Ended March 31, 1998
------------------------------------------------------------------------------------------------------------------------------------

Investment Income
------------------------------------------------------------------------------------------------------------------------------------

     Interest                                                            $90,978,322
     Dividends                                                             7,355,044
     Other income                                                          3,289,011
------------------------------------------------------------------------------------------------------------------------------------
         Total Income                                                    101,622,377
Expenses
------------------------------------------------------------------------------------------------------------------------------------

     Trustee fees--Note C                                                  $5,786,465
     Administrative expenses and salaries                                    449,525
     Registration and filing fees                                            168,350
     Printing, postage and stationery                                        153,761
     Computer and related expenses                                           134,498
     Interest--Note F                                                         110,894
     Legal fees                                                               81,766
     Other expenses                                                           66,337
     Custodian fees                                                           58,196
     Auditing fees                                                            36,218
     Insurance                                                                10,920
------------------------------------------------------------------------------------------------------------------------------------
     Total Expense                                                         7,056,930
------------------------------------------------------------------------------------------------------------------------------------
     Net Investment Income                                                94,565,447
     Realized and Unrealized Gain (Loss) on Investments--Note B:
     Net realized gain from investment transactions                        3,666,853
     Change in unrealized appreciation of investments                     34,622,557
-----------------------------------------------------------------------------------------------------------------------------------
     Net Gain on Investments                                              38,289,410
     Net Increase in Net Assets Resulting from Operations               $132,854,857
====================================================================================================================================


                                                       Six Months
                                                           Ended
                                                         March 31,         Year Ended
                                                           1998           September 30,
                                                        (unuadited)           1997
-----------------------------------------------------------------------------------------------------------------------------------

Increase in Net Assets
From Operations:
   Net investment income                                $ 94,565,447     $138,186,031
   Net realized gain from investment transactions          3,666,853       13,597,710
   Change in unrealized appreciation of investments       34,622,557      118,703,536
------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------


        Net Increase in Net Assets Resulting from
        Operations                                       132,854,857      270,487,277

Distributions to Shareholders from Net Investment Income(89,374,717)    (140,252,504)
   ($.48 and $1.00 per share, respectively)

From Net Trust Share Transactions--Note D                 349,554,570      743,463,087
------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

        Total Increase in Net Assets                     393,034,710      873,697,860
Net Assets:
   Beginning of Period                                 2,074,181,767    1,200,483,907
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------


   End of Period (including undistributed net investment
   income of $6,052,184 and $861,454, respectively)   $2,467,216,477   $2,074,181,767

====================================================================================================================================


                               The  accompanying  notes are an integral  part of
the financial statements.



                               The  accompanying  notes are an integral  part of
the financial statements.
                                             Ended
                                        March 31, 1998   Year Ended September 30,
Per Share Data                            (unaudited)  1997    1996     1995    1994   1993   1992~ 1991~ 1990~  1989~  1988~

                                            $11.79    $10.90   $10.33  $10.02  $9.94 $9.50   $8.83 $8.81 $11.18 $12.16 $12.89
Income From Investment Operations:
Net investment income                          .50       .98      .98     .98    .98  1.04    1.15  1.32   1.45   1.50  1.65
Net realized and unrealized gain (loss) on
  investment                                   .19       .91      .58     .29    .09   .42     .67  .04   (2.39) (.94) (.44)

Total from investment operations               .69      1.89     1.56    1.27   1.071  .46    1.82 1.36    (.94)  .56  1.21
Less Distributions:
   Net investment income                      (.48)    (1.00)   (.99)    (.96)  (.99)(1.02)  (1.15)(1.34) (1.43)(1.54) (1.94)+

Net Asset Value:
  End ofPeriod                               $12.00    11.79    $10.90  $10.33  $10.02 $9.94 $9.50 $8.83  $8.81 $11.18  $12.16

Total Return                                   6.01%   18.16%   15.98%   13.44%  10.96%17.63%(8.87)%4.87% 10.62% 16.25%  21.85%

Ratio &Supplemental Data

Net assets end of period (in millions)      $2,467.2$2,074.2 $1,200.5 $797.6 $582.1 $475.0 $452.8 $310.7 $277.1 $385.4 $404.2
Ratio of operating expenses to average
  net assets                                  .63%**  .64%    .66%    .67%   .70%    .73%   .79%  .88%   .78%    .72%  .75%
Ratio of interest expense to average
  net assets                                  .01%**  .01%    .03%    .35%   .36%    .48%   .65% 1.01%   .69%    .61%  .66%
Ratio of net investment income to average
  net assets                                 8.53%**   8.65  9.41%   9.77%  9.37%  10.53% 12.36%15.38% 14.35%  12.68% 13.16%
Portfolio turnover rate                     32.78%**  33.44%32.01%  40.58% 73.36%  75.72% 59.41%33.77% 21.23%  33.61% 17.35%
Average broker commission                   $0.0532   $0.0516  $0.0572


+ Includes accumulated undistributed net investment income (including original issue discount)through December 31, 1987 as required under the excise tax provisions of the Tax Reform Act of 1986, estimated by the trustees to be $.42 per share.
~ Audited by other auditors.

** Annualized

Note A-Organization

     Northeast Investors Trust (the Trust), a diversified open-end management investment company (a Massachusetts Trust), is registered under the Investment Company Act of 1940, as amended.


Note B-Significant Accounting Policies

     Significant accounting policies of the Trust are as follows:
     Valuation of Investments: Securities for which market quotations are readily available are valued at market values determined on the basis of the last quoted sale prices prior to the close of the New York Stock Exchange (or the last quoted bid prices in the event there are no sales reported on that day) in the principal market in which such securities normally are traded, as publicly reported, or are furnished by recognized dealers in such securities. Securities for which market quotations are not readily available (including restricted securities and private placements, if any) are valued at their fair value as determined in good faith under consistently applied procedures approved by the Board of Trustees. Securities may also be valued on the basis of valuations furnished by a pricing service that uses both dealer supplied valuations and evaluations based on expert analysis of market data and other factors if such valuations are believed to reflect more accurately the fair value of such securities.

     Federal Income Taxes: The Trust does not provide for federal income taxes as it is the policy of the Trust to distribute its taxable income for each year in taxable dividends so as to qualify as a regulated investment company under the Internal Revenue Code.

     State Income Taxes: Because the Trust has been organized by an Agreement and Declaration of Trust executed under the laws of the Commonwealth of Massachusetts, it is not subject to state income or excise taxes.

     Net Asset Value: In determining the net asset value per share, rounding adjustments are made for fractions of a cent to the next higher cent.

     Distributions and Income: Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for capital loss carryforwards and losses deferred due to wash sales. Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid-in surplus. The Trust's distributions and dividend income are recorded on the ex-dividend date. Interest income, which includes accretion of market discount, is accrued as earned. Original issue discount on bonds and step-up bonds is accreted according to the effective-yield method. Certain securities held by the Trust pay interest in the form of cash or additional securities (known as Payment-in-kind or PIK);
interest on such securities is recorded on the accrual basis by means of the effective-yield method.

     Security Transactions: Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.



     Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


Note C-Trustees' Compensation

     Trustees' compensation has been computed at the rate of 1/8 of 1% of the net assets (before deduction of accrued Trustees' compensation) at the close of each quarter, from which the Trustees have paid certain expenses specified in the Declaration of Trust.


Note D-Shares of Beneficial Interest

At March 31, 1998, there were unlimited shares of beneficial interest authorized with a par value of $1. Transactions in shares of beneficial interest were as follows:

                                       Six Months Ended             Year Ended
                                        March 31, 1998          September 30, 1997
                                      Shares      Amount       Shares       Amount

Shares sold                        61,980,690   $730,689,600 118,017,888$1,336,261,827
Shares issued to shareholders
in reinvestment of distributions from
net investment income               5,218,141     60,949,832   8,383,229    94,018,470
                                   67,198,831    791,639,432 126,401,117 1,430,280,297
Shares repurchased                (37,542,305) (442,084,862)(60,675,135)  (686,817,210)
Net Increase                       29,656,526   $349,554,570  65,725,982  $743,463,087


Note E-Purchases and Sales of Investments

     Purchases and sales of securities, other than short-term securities, aggregated $910,971,814 and $356,197,581, respectively, for the period ended March 31, 1998.


Note F-Short-term Borrowings

     Short-term bank borrowings, which do not require maintenance of compensating balances, are generally on a demand basis and are at rates equal to adjusted money market interest rates in effect during the period in which such loans are outstanding. At March 31, 1998 the Trust has unused lines of credit amounting to $120,000,000. The committed lines of credit may be terminated at the banks' option at their annual renewal dates. Maximum amount outstanding at any month end $47,458,212 Average amount outstanding (total of daily outstanding principal balances divided by number of days during the period) $2,459,744 Average interest rate (annualized) 9.02%




     Interest expense includes commitment fees of $36,346. Under the most restrictive arrangement, the Trust must pledge to the banks securities having a market value equal to or greater than 200% of the total bank borrowings. Securities with principal amounts and market values aggregating $132,468,000 and $209,586,130, respectively, have been pledged to collateralize short-term borrowings.


Note G-Repurchase Agreement

     On a daily basis, the Trust invests uninvested cash balances into repurchase agreements secured by U.S. Government obligations. Securities pledged as collateral for repurchase agreements are held by the Trust's custodian bank until maturity of the repurchase agreement. Provisions of the agreement ensure that the market value of the collateral is sufficient in the event of default. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.


Note H-Capital Loss Carryforward

     At September 30, 1997 the Trust had $2,028,795 accumulated net realized losses on sales of investments available to be carried forward to offset future net realized gains on sales of investments. To the extent that such carryforwards are utilized by the Trust, no capital gains distributions will be made. The carryforward expires on September 30, 2001.

Ernest E. Monrad                            C. Earl Russell
Robert B. Minturn, Jr.                      Fred L. Glimp
Bruce H. Monrad                             J. Murray Howe

Officers
--------------------------------------------------------------------------------
Ernest E. Monrad, Chairman
William A. Oates, Jr., President
Robert B. Minturn, Jr., Vice President & Clerk
Gordon C. Barrett, Vice President & Treasurer
Bruce H. Monrad, Vice President
Kelly A. Beatty, Asst. Vice President
Lisa A. Hislop, Asst. Vice President
Lynn A. Manton, Asst. Vice President


Custodian
--------------------------------------------------------------------------------
Investors Bank & Trust Company
     200 Clarendon Street
     Boston, MA  02116

Legal Counsel
-------------------------------------------------------------------------------
Mintz, Levin, Cohn, Ferris, Glovsky
   and Popeo, P.C.
     One Financial Center
     Boston, Massachusetts 02111

Transfer Agent
------------------------------------------------------------------------------
Northeast Investors Trust
     50 Congress Street
     Boston, Massachusetts 02109



This report is prepared for the information of the shareholders of Northeast Investors Trust and must not be given to others unless preceded or accompanied by a copy of the current Prospectus by which all offerings of the Trust's shares are made. It should be noted in reading this report and the letter to shareholders that the record of past performance is not a representation as to the Trust's future performance, and that the Trust's investments are subject to market risks.

Shares of the Fund are sold to investors at net asset value by
                                                       Northeast Investors Trust
                                                          50 Congress Street
                                                      Boston, Massachusetts02109
                                                             800-225-6704
                                                             617-523-3588

The share price for Northeast Investors Trust is quoted daily in the Mutual Funds section of most major newspapers under several abbreviations including: NE Investors